INTANGIBLE ASSETS, NET - Narrative (Details) $ in Thousands			1 Months Ended	5 Months Ended	6 Months Ended
	Nov. 10, 2022 vessel	Jun. 30, 2022 subsidiary	Jan. 26, 2022 USD ($) [1]	Jun. 30, 2022 USD ($) [1]	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets
Net book value					$ 11,141
Unfavorable contract intangibles					19,028	$ 20,610
Unfavorable contract intangibles					94,958	$ 104,447
Total operating revenues			$ 43,456	$ 56,892	188,965
Amortization income of contract liabilities					11,100
Intangible assets, impairment loss, cumulative amount					0
Amortization of intangible assets and liabilities arising from charter agreements, net
Finite-Lived Intangible Assets
Total operating revenues			$ 0	$ 7,070	8,593
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets
Net book value					4,773
Amortization expense					2,500
Customer Relationships And Assembled Workforce
Finite-Lived Intangible Assets
Amortization expense					$ 1,300
MSA Agreement
Finite-Lived Intangible Assets
Number of vessels acquired | vessel	4
ManCo SPA
Finite-Lived Intangible Assets
Number of subsidiaries acquired | subsidiary		4

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.